Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 04, 2022
C000234286
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 14,230	$ 13,818	$ 13,898	$ 13,034	$ 13,108	$ 12,520	$ 13,458	$ 12,734	$ 11,737	$ 12,028	$ 10,942	$ 9,969	$ 10,770	$ 11,453	$ 11,774	$ 11,265	$ 10,091	$ 10,466	$ 10,768	$ 11,283	$ 11,298	$ 10,203	$ 10,776	$ 10,278	$ 10,000
THRIVENT INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,372	15,060	14,739	14,470	14,036	13,403	14,020	13,581	12,884	12,743	12,101	11,069	11,370	11,939	12,174	11,753	11,001	10,959	10,843	10,561	10,814	10,117	10,746	10,213	10,000
Thrivent Index: S&P MidCap 400® ESG Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ESG Index
Account Value	$ 13,431	13,248	13,286	12,457	12,643	12,084	12,950	12,269	11,725	11,982	10,978	10,119	10,733	11,331	11,696	11,160	10,190	10,586	10,709	11,229	11,410	10,403	11,013	10,324	10,000
Thrivent Index: Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,137	$ 12,944	$ 12,977	$ 12,080	$ 12,264	$ 11,774	$ 12,619	$ 12,119	$ 11,494	$ 11,803	$ 10,660	$ 9,780	$ 10,412	$ 11,028	$ 11,479	$ 10,935	$ 10,077	$ 10,257	$ 10,392	$ 10,797	$ 11,056	$ 10,051	$ 10,687	$ 10,254	$ 10,000